Interim Financial Information	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Interim Financial Information and Basis Of Presentation [Text Block]

Note 1. Interim Financial Information

The accompanying condensed interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”), and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of June 30, 2012 and 2011 and the results of operations for the four months ended June 30, 2012, the period from March 11, 2011 (date of inception) to June 30, 2011 and the period from March 11, 2011 (date of inception) to June 30, 2012. Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to such rules and regulations. Interim results are not necessarily indicative of the results of operations to be expected for a full fiscal year.

Blue Wolf Mongolia Holdings Corp. is filing this Amendment No. 1 to Transition Report on Form 20-F/A (this “Amendment”) to amend and restate its Transition Report on Form 20-F for the period ended June 30, 2012, originally filed on April 1, 2013. This Amendment is being filed to restate our interim financial statements as of June 30, 2012 to correct the accounting for our outstanding warrants. Our original accounting treatment did not recognize a liability for the warrant liability and did not recognize changes in the fair value of that warrant liability in our statement of operations. For additional information regarding this restatement, see “Note 4 – Restatement of Previously Issued Financial Statements”.